Financial Highlights (Details) - Schedule of condensed financial information for an accumulation unit of the account (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Per Accumulation Unit data:
Rental income	$ 15.313		$ 16.345		$ 17.224		$ 19.516		$ 22.649
Real estate property level expenses and taxes	$ 8.112		$ 9.059		$ 8.640		$ 9.987		$ 11.193
Real estate income, net	$ 7.201		$ 7.286		$ 8.584		$ 9.529		$ 11.456
Other income	$ 2.759		$ 2.178		$ 2.143		$ 2.214		$ 2.778
Total income	$ 9.960		$ 9.464		$ 10.727		$ 11.743		$ 14.234
Expense charges(1)	$ 2.672	[1]	$ 2.562	[1]	$ 2.390	[1]	$ 2.167	[1]	$ 2.280	[1]
Investment income, net	$ 7.288		$ 6.902		$ 8.337		$ 9.576		$ 11.954
Net realized and unrealized gain (loss) on investments and mortgage loans payable	$ 19.015		$ 18.013		$ 20.144		$ 16.143		$ (85.848)
Net increase (decrease) in Accumulation Unit Value	$ 26.303		$ 24.915		$ 28.481		$ 25.719		$ (73.894)
Accumulation Unit Value:
Beginning of period	$ 272.569		$ 247.654		$ 219.173		$ 193.454		$ 267.348
End of period	$ 298.872		$ 272.569		$ 247.654		$ 219.173		$ 193.454
Total return	9.65%		10.06%		12.99%		13.29%		(27.64%)
Ratios to Average net Assets:
Expenses(1)	0.92%	[1]	0.95%	[1]	0.98%	[1]	1.09%	[1]	1.01%	[1]
Investment income, net	2.50%		2.55%		3.42%		4.84%		5.29%
Portfolio turnover rate:
Real estate properties(2)	2.10%	[2]	10.22%	[2]	3.01%	[2]	1.01%	[2]	0.75%	[2]
Marketable securities(3)	8.36%	[3]	21.92%	[3]	3.43%	[3]	19.18%	[3]	0.00%	[3]
Accumulation Units outstanding at end of period (in millions): (in Shares)	55.3		53.3		53.4		48.1		39.5
Net assets end of period (in millions) (in Dollars)	$ 16,907.9		$ 14,861.1		$ 13,527.2		$ 10,803.1		$ 7,879.9

[1]	Expense charges per Accumulation Unit and the Ratio of Expenses to average net assets reflect the year to date Account-level expenses and exclude real estate property level expenses which are included in real estate income, net.
[2]	Real estate investment portfolio turnover rate is calculated by dividing the lesser of purchases or sales of real estate property investments (including contributions to, or return of capital distributions received from, existing joint venture and limited partnership investments) by the average value of the portfolio of real estate investments held during the period.
[3]	Marketable securities portfolio turnover rate is calculated by dividing the lesser of purchases or sales of securities, excluding securities having maturity dates at acquisition of one year or less, by the average value of the portfolio securities held during the period.